Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases
Note 15 Leases
As part of normal operations, the Company leases real estate and equipment from various counterparties with lease terms and maturities extending through 2032. The Company applies the practical expedient to not separate the lease and non-lease
components and accounts for the combined component as a lease. Additionally, the Company’s right-of-use
assets and lease liabilities include leases with lease terms of 12 months or less.
The Company’s
right-of-use
assets and lease liabilities primarily represent lease payments that are fixed at the commencement of a lease and variable lease payments that depend on an index or rate. Lease payments are recognized as lease cost on a straight-line basis over the lease term, which is determined as the non-cancelable
period, including periods in which termination options are reasonably certain of not being exercised and periods in which renewal options are reasonably certain of being exercised. The discount rate for a lease is determined using the Company’s incremental borrowing rate that coincides with the lease term at the commencement of a lease. The incremental borrowing rate is estimated based on the Company’s recent financing transactions.
Lease payments that are neither fixed nor dependent on an index or rate and vary because of changes in usage or other factors are included in variable lease costs. Variable lease costs are recorded in the period in which the obligation is incurred and primarily relate to utilities, maintenance, and repair costs.
The Company’s leases do not contain material residual value guarantees or restrictive covenants. The Company is not a lessor in any leases and does not sublease.
The following table presents the amounts reported in the Company’s condensed consolidated balance sheets related to operating and finance leases as of the presented dates:

(in thousands)	Classification	March 31, 2022	January 1, 2022
Right-of-Use Assets:
Operating	Other assets	$14,119	$6,550
Finance	Property, plant and equipment, net	44	48

Total right-of-use assets		$14,163	$6,598

Lease Liabilities
Operating	Accrued expenses and other current liabilities	$834	$166
Finance	Current portion of long-term debt	15	14
Operating	Other liabilities	15,640	7,962
Finance	Long-term debt	34	39

Total lease liabilities		$16,523	$8,181

The following is a summary of the Company’s lease cost for the presented period:

Lease Cost ( in thousands )	Three Months Ended March 31, 2022
Operating lease cost	$1,263
Finance lease cost
Amortization of right-of-use assets	4
Interest on lease liabilities	2
Variable lease costs	140

Total lease cost	$1,409

The following is a summary of the cash flows and supplemental information associated with the Company’s leases for the presented period:

Other information ( in thousands )	Three Months Ended March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$486
Operating cash flows from finance leases	2
Financing cash flows from finance leases	3
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	7,384
Finance leases	—
The following is a summary of the weighted-average lease term and discount rate for operating and finance leases as of the presented date:

Lease Term and Discount Rate	March 31, 2022
Weighted-average remaining lease term (years)
Operating leases	7.7
Finance leases	3.4
Weighted-average discount rate
Operating leases	29.69%
Finance leases	14.96%
The following is a maturity analysis related to the Company’s operating and finance leases as of March 31, 2022:

Maturity of Lease Liabilities ( in thousands )	Operating Leases	Finance Leases
2022	$3,053	$16
2023	5,666	21
2024	5,771	11
2025	5,709	8
2026	5,705	7
Thereafter	21,522	—

Total lease payments	47,426	63
Less interest	30,952	14

Total lease liabilities	$16,474	$49

The table above excludes certain operating leases which have been executed but not yet commenced. The Company has an executed operating lease for office space with a lease term from April 2022 to January 2028 with total future minimum lease payments of approximately $5.4 million. Additionally, there is an executed operating lease for office space with a lease term from April 2022 to June 2027 with total future minimum lease payments of approximately $2 million.
The following is a maturity analysis related to the Company’s operating and finance leases as of December 31, 202
1,
which is presented in accordance with ASC 840,
Leases
:

(in thousands)	Operating Leases	Finance Leases
2022	$3,484	$21
2023	4,865	21
2024	4,970	11
2025	4,928	8
2026	4,896	7
Thereafter	5,167	—

Total lease payments	28,310	68
Less interest on finance leases	—	15

Total	$28,310	$53